INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Deferred tax benefit	$ (224)	$ (432)	$ (321)
Current taxes	958	376	112
Income tax expense (benefit), total	734	(56)	(209)
Domestic	140	(6)	201
Foreign	594	(50)	(410)
Domestic taxes:
Current	140	(6)	201
Deferred
Total federal taxes	140	(6)	201
Foreign taxes:
Current	818	382	(89)
Deferred	(224)	(432)	(321)
Total foreign taxes	594	(50)	(410)
Taxes on income (income tax benefit)	$ 734	$ (56)	$ (209)